Profit Before Income Tax - Summary of Depreciation and Amortization (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Analysis of income and expense [Line Items]
Property, plant and equipment depreciation	$ 46,016,548	$ 1,638,766	$ 45,240,667	$ 39,893,786
Right-of-use assets	946,880	33,721	1,055,458
Investment properties	562,260	20,023	594,110	392,667
Intangible assets amortization	3,733,377	132,955	3,576,606	2,402,450
Depreciation and amortization	51,259,065	1,825,465	50,466,841	42,688,903
Depreciation expense	47,525,688	1,692,510	46,890,235	40,286,453
Operating costs [member]
Analysis of income and expense [Line Items]
Intangible assets amortization	2,231,060	79,454	2,092,074	1,394,664
Depreciation expense	44,017,839	1,567,587	43,749,333	37,903,050
Operating expenses [member]
Analysis of income and expense [Line Items]
Intangible assets amortization	1,502,317	53,501	1,484,532	1,007,786
Depreciation expense	$ 3,507,849	$ 124,923	$ 3,140,902	$ 2,383,403